Goodwill and Other Intangible Assets - Additional Information (Detail) $ in Millions		12 Months Ended
	Jul. 31, 2023	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure of intangible assets and goodwill [Line Items]
Impairment of goodwill		$ 0
Period of discounted cash flow method for calculating value in use		5-year
Terminal growth rate		4.50%	4.50%
Cash flows discounted rate		10.00%	10.00%
Impairment of finite lived intangible assets		$ 0	$ 0
Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease		5.00%
Price earning multiple [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease		1.00%
Global banking and markets [member]
Disclosure of intangible assets and goodwill [Line Items]
Fair value less costs of disposal as a percentage of carrying amount	109.00%
Global banking and markets [member] | Financial forecast of profit (loss) for cash-generating unit, measurement input [member]
Disclosure of intangible assets and goodwill [Line Items]
Significant unobservable input assets percentage of reasonably possible decrease		5.00%
Global banking and markets [member] | Price earning multiple [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings ratio multiple	9.5
Amount by which value assigned to key assumptions must change in order for units recoverable amount equal to carrying amount		0.8
Latin America [member]
Disclosure of intangible assets and goodwill [Line Items]
Terminal growth rate		3.00%
Cash flows discounted rate		13.00%
Term of cash flow forecast		5 years
Bottom of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used		9	9
Top of range [member]
Disclosure of intangible assets and goodwill [Line Items]
Price earnings multiples used		10	12